FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Risks and Uncertainties [Abstract]
Total notional amount of forward exchange contract with respect to cash flow hedge of anticipated transactions	$ 7,500
Monthly amount of forward exchange contract with respect to cash flow hedge of anticipated transactions	$ 1,250